Restructuring Charges (Schedule Of Accrued Reserve) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Termination Benefits
Termination benefits recognized		$ 690
One-time Termination Benefits [Member]
Termination Benefits
Beginning of period	20
Termination benefits recognized		135
Termination benefits settled		(115)
End of period		20
Leases Payable
Beginning of period	20
Settlements		(115)
End of period		20
Long-Term Lease Payable
Lease payable	20	20	$ 20
Lease Payable [Member]
Termination Benefits
Beginning of period	177
Termination benefits settled		(48)
End of period		177
Leases Payable
Beginning of period	177
Present value of future minimum lease payments less estimated future sublease rentals, net of deferred rent of $62		182
Settlements		(48)
Change in estimate		43
End of period		177
Long-Term Lease Payable
Lease payable	$ 177	$ 177	177
Current portion of lease liability			86
Long-term portion of lease liability			91
Deferred rent			$ 62